Bank Loans and Other Debt (Details 1) $ in Thousands	Dec. 31, 2016 USD ($)
Aggregate annual principal payments of loans payable
Within 1 year	$ 31,279
In 2018	0
In 2019	0
In 2020	6,420
In 2021	3,028
Total	$ 40,727